Debt Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2021
Debt Instruments Held [Abstract]
Debt Instruments at Amortized Cost
13.	Debt Instruments at Amortized Cost

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Retail Treasury Bonds	400	—
Time deposits	207	1,153
GT Capital Bond	—	—
	607	1,153
Less: Current portion of debt instrument at amortized cost (Note 28)	207	—
Noncurrent portion of debt instrument at amortized cost (Note 28)	400	1,153

Retail Treasury Bonds

On March 9, 2021, Smart purchased at par a three-year Retail Treasury Bond Tranche 25 with face value of Php100 million maturing on March 9, 2024.  The bond has a gross coupon rate of 2.375% payable on a quarterly basis.  The bond is classified as debt instrument at amortized cost under IFRS 9.  Interest income, net of withholding tax, recognized on this investment amounted to Php1.5 million for the year ended December 31, 2021.  The carrying value of this investment amounted to Php100 million as at December 31, 2021.

On December 2, 2021, PLDT and Smart purchased at par a 5.5 year Retail Treasury Bond Tranche 26 with face value of Php300 million maturing on June 2, 2027.  The bond has a gross coupon rate of 4.6250% payable on a quarterly basis.  The bond is classified as debt instrument at amortized cost under IFRS 9.  Interest income, net of withholding tax, recognized on this investment amounted to Php904 thousand for the year ended December 31, 2021.  The carrying value of this investment amounted to Php300 million as at December 31, 2021.

Time Deposits

In June 2020, PLDT invested US$10.0 million in a two-year time deposit with BDO Unibank, Inc., or BDO, maturing on June 29, 2022 at a gross coupon rate of 0.90% (net of Trust Fees).  This long-term fixed rate time deposit pays interest on a monthly basis or an estimate of 30 days.  The deposits may be terminated prior to maturity at the applicable pretermination rates.  Interest income, net of withholding tax, recognized on this investment amounted to US$63 thousand, or Php3.1 million, and US$39 thousand, or Php1.9 million, for the years ended December 31, 2021 and 2020, respectively.  Investment was preterminated on October 21, 2021.  The carrying value of this investment amounted to nil and Php480 million as at December 31, 2021 and 2020, respectively.

In July 2020, PLDT invested US$10.0 million in a two-year time deposit with BDO maturing on July 2, 2022 at a gross coupon rate of 1.00%.  This long-term fixed rate time deposit pays interest on a monthly basis or an estimate of 30 days.  The deposits may be terminated prior to maturity at the applicable pretermination rates.  Interest income, net of withholding tax, recognized on this investment amounted to US$69 thousand, or Php3.4 million, and US$43 thousand, or Php2.1 million, for the years ended December 31, 2021 and 2020, respectively.  Investment was preterminated on October 21, 2021.  The carrying value of this investment amounted to nil and Php480 million as at December 31, 2021 and 2020, respectively.

In July 2020, PLDT and Smart invested US$2.0 million each in a two-year time deposit with Landbank of the Philippines, or LBP, maturing on July 29, 2022 and August 1, 2022, respectively, at a gross coupon rate of

2.00%.  These long-term fixed rate time deposits pay interest on a yearly basis or an estimate of 360 days. The deposit may be terminated prior to maturity at the applicable pretermination rates.  Interest income, net of withholding tax, recognized on this investment amounted to US$68 thousand, or Php3.5 million, and US$30 thousand, or Php1.4 million, for the years ended December 31, 2021 and 2020, respectively.  The carrying value of this investment amounted to Php207 million and Php193 million as at December 31, 2021 and 2020, respectively.

GT Capital Bond

In February 2013, Smart purchased at par a seven-year GT Capital Bond with face value of Php150 million which matured on February 27, 2020.  The bond has a gross coupon rate of 4.84% payable on a quarterly basis and was recognized as HTM investment.  Starting January 1, 2018, the bond was classified as debt instrument at amortized cost under IFRS 9.  Interest income, net of withholding tax, recognized on this investment amounted to Php1 million for the year ended December 31, 2020.

BDO ASEAN Sustainable Bond

On January 28, 2022, PLDT and Smart purchased at par a two-year BDO Fixed Rate ASEAN Sustainability Bond Due 2024 with face value of Php100 million maturing on January 28, 2024.  The bond has a gross coupon rate of 2.90% payable on a quarterly basis.  The bond is classified as debt instrument at amortized cost under IFRS 9.